Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital
	December 31, 2020		December 31, 2019
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	44,742,963	70,000,000	40,353,101

Schedule of movement in share capital
Number of
shares

Balance as of January 1, 2019	40,295,078

Issue of shares	-
Exercise of options into shares	13,133
Exercise of restricted shares	44,890
Balance as of December 31, 2019	40,353,101

Issue of shares	4,166,667
Exercise of options into shares	164,867
Exercise of restricted shares	58,328

Balance as of December 31, 2020	44,742,963